Financial Instruments and Financial Risk Management - Disclosure of Fair Value Measurement of Assets (Details) - USD ($) $ in Thousands		Sep. 30, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)		$ 6,738	$ 8,601
Financial Liabilities at Fair Value Through Profit Or Loss, Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)		(2,788)	(3,634)
Financial Liabilities At Amortised Cost Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)		(2,279)	(2,940)
Payables and Accrued Liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)		(2,279)	(2,940)
Warrant Liability [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)		(2,788)	(3,634)
Payables and Accrued Liabilities [Member] | Financial Liabilities at Fair Value Through Profit Or Loss, Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)
Payables and Accrued Liabilities [Member] | Financial Liabilities At Amortised Cost Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)		(2,279)	(2,940)
Warrant Liability [Member] | Financial Liabilities at Fair Value Through Profit Or Loss, Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)		(2,788)	(3,634)
Warrant Liability [Member] | Financial Liabilities At Amortised Cost Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)
Cash and Cash Equivalents [Member] | Financial Liabilities at Fair Value Through Profit Or Loss, Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)	[1]
Cash and Cash Equivalents [Member] | Financial Liabilities At Amortised Cost Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)	[1]
Trade and Other Receivables [Member] | Financial Liabilities at Fair Value Through Profit Or Loss, Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)
Trade and Other Receivables [Member] | Financial Liabilities At Amortised Cost Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)
Restricted Cash [Member] | Financial Liabilities at Fair Value Through Profit Or Loss, Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)
Restricted Cash [Member] | Financial Liabilities At Amortised Cost Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)
Financial Assets At Amortised Cost Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)		11,805	15,175
Financial Assets At Amortised Cost Category [Member] | Payables and Accrued Liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)
Financial Assets At Amortised Cost Category [Member] | Warrant Liability [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)
Financial Assets At Amortised Cost Category [Member] | Cash and Cash Equivalents [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)	[1]	10,862	14,512
Financial Assets At Amortised Cost Category [Member] | Trade and Other Receivables [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)		587	245
Financial Assets At Amortised Cost Category [Member] | Restricted Cash [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)		356	418
Cash and Cash Equivalents [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)	[1]	10,862	14,512
Trade and Other Receivables [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)		587	245
Restricted Cash [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)		$ 356	$ 418

[1]	As at September 30, 2019 and December 31, 2018, cash and cash equivalents consisted only of balances with banks.